Line of Credit and Notes Payable - Underwriters' Agreement (Details) - USD ($)		1 Months Ended
	Nov. 21, 2023	Aug. 31, 2024	Jun. 30, 2024
Line of Credit and Notes Payable
Deferred underwriting fee	$ 4,370,000
Shares issued for services performed by A.G.P.		200,000	2,500
Series A Preferred Stock
Line of Credit and Notes Payable
Shares issued for services performed by A.G.P.	4,370